Loans and Allowance for Loan Losses, Modified Loans Payment Status (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 Contract	Dec. 31, 2013 Contract	Dec. 31, 2012 Contract
Loans modified for which there was payment default [Abstract]
Deferral period of past due loans	60 months
Number of days past due when loans are considered to be in payment default	90 days
Contractual past due period for loans to be in payment default	30 days
New York and Other States [Member]
Loans modified for which there was payment default [Abstract]
Number of Contracts	8	7	29
Recorded Investment	$ 390	$ 540	$ 2,487
New York and Other States [Member] | First Mortgages [Member]
Loans modified for which there was payment default [Abstract]
Number of Contracts	7	5	22
Recorded Investment	355	440	2,265
New York and Other States [Member] | Home Equity Loans [Member]
Loans modified for which there was payment default [Abstract]
Number of Contracts	0	1	2
Recorded Investment	0	44	13
New York and Other States [Member] | Home Equity Lines of Credit [Member]
Loans modified for which there was payment default [Abstract]
Number of Contracts	1	1	5
Recorded Investment	35	56	209
Florida [Member]
Loans modified for which there was payment default [Abstract]
Number of Contracts	2	0	7
Recorded Investment	339	0	652
Florida [Member] | First Mortgages [Member]
Loans modified for which there was payment default [Abstract]
Number of Contracts	1	0	6
Recorded Investment	60	0	605
Florida [Member] | Home Equity Lines of Credit [Member]
Loans modified for which there was payment default [Abstract]
Number of Contracts	1	0	1
Recorded Investment	$ 279	$ 0	$ 47